ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31, 2017	December 31, 2016
Exploration and evaluation expenditures	$227,537	$228,839
Non-exploration and evaluation expenditures	$132,114	$174,774

Total Accounts Payable	$359,651	$403,613